Stockholders' Equity - Preferred Stock - Narrative Information (Details) - $ / shares	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 25, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Preferred stock, shares authorized	1,000,000		1,000,000		1,000,000
Preferred stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued	0		0		0
Preferred stock, shares outstanding	0		0		0
Class A Common Stock [Member]
Class Of Stock [Line Items]
Common stock, shares issued	103,500		103,500
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Maxim | Class A Common Stock [Member]
Class Of Stock [Line Items]
Common stock, shares issued				103,500
Common stock, par value				$ 1,000
Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0	0